Operating Segments (Details) - Schedule of reporting on operating segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	$ 1,933,918	$ 1,701,115	$ 1,492,988
Inter-segment revenues
Revenues	1,933,918	1,701,115	1,492,988
Unallocated corporate expenses			(2,113)
Depreciation and amortization	61,098	53,401	48,734
Operating income (loss)	170,641	138,489	109,617
Financial expenses, net	(26,885)	(18,652)	(8,290)
Group's share of profits of companies accounted for at equity, net	1,535	1,787	369
Taxes on income	(31,269)	(27,201)	(24,301)
Net income	114,022	94,423	77,395
Matrix [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	1,116,178	1,005,721	878,188
Inter-segment revenues	5,316	3,986	2,869
Revenues	1,121,494	1,009,707	881,057
Unallocated corporate expenses
Depreciation and amortization	14,646	11,713	8,554
Operating income (loss)	84,181	71,552	61,264
Sapiens [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	382,903	325,674	289,707
Inter-segment revenues
Revenues	382,903	325,674	289,707
Unallocated corporate expenses
Depreciation and amortization	28,474	25,619	26,249
Operating income (loss)	35,337	32,336	16,799
Magic Software [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	368,357	322,401	282,205
Inter-segment revenues	2,837	3,229	2,170
Revenues	371,194	325,630	284,375
Unallocated corporate expenses
Depreciation and amortization	13,939	14,025	12,562
Operating income (loss)	47,757	33,817	31,698
Other [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	144,139	131,668	109,041
Inter-segment revenues	330	510	80
Revenues	144,469	132,178	109,121
Unallocated corporate expenses
Depreciation and amortization	6,142	4,148	5,081
Operating income (loss)	10,839	8,227	4,210
Adjustments [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues from external customers	(77,659)	(84,349)	(66,153)
Inter-segment revenues	(8,483)	(7,725)	(5,119)
Revenues	(86,142)	(92,074)	(71,272)
Unallocated corporate expenses			(2,113)
Depreciation and amortization	(2,103)	(2,104)	(3,712)
Operating income (loss)	$ (7,473)	$ (7,443)	$ (4,354)